Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other current assets [Abstract]
Schedule of Other Current Assets
	December 31
	2017	2016
	USD thousands	USD thousands

Institutions	1,027	1,127
Prepaid expenses	421	254
Interest receivable	271	171
Advances to suppliers	32	1
Other receivables	303	175

	2,054	1,728